Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of significant accounting policies
Schedule of estimated useful lives of the various classes of assets

Furniture and office equipment	3 – 5 years
Machinery	5 – 10 years
Vehicles	3 – 5 years
Computer equipment	3 – 5 years
Leasehold improvement	shorter of remaining lease period and estimated useful life

Schedule of estimated useful lives of intangible assets

Trademarks	10 years
Patent right	10 years
Software	3 – 5 years
Customer relationship	10 years

Schedule of supplier finance program

	Year ended December 31,
	2022	2023
	RMB	RMB

Balance at the beginning of the year	228,104	186,261
Invoices confirmed during the year	392,323	621,071
Confirmed invoices paid during the year	(434,166)	(585,809)
Balance at the end of the year	186,261	221,523